Share-Based Compensation - Additional Information (Details) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-term equity incentive plan, termination date	May 1, 2023
Number of shares authorized under plan	10.6
Number of shares available for future issuance under share-based plan	2.1